Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 533,627	$ 417,005
Accounts receivable, net	7,791,342	4,505,254
Marketable securities	0	150,793
Prepaid expenses and other current assets	802,020	593,291
Inventories	273,103	549,432
Deferred tax asset	153,466	187,170
Total current assets	9,553,558	6,402,945
Property and Equipment, net	15,020,890	14,759,039
Fixed Assets Held for Sale, net	304,429	412,831
Non-Competition Agreements, net	30,000	180,000
Goodwill	301,087	301,087
Long-term portion of interest rate swap	16,171	0
Other Assets	630,891	64,770
TOTAL ASSETS	25,857,026	22,120,672
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	3,585,785	2,954,687
Line of credit borrowings	2,151,052	2,263,227
Current portion of long-term debt	2,236,343	3,867,658
Current portion of interest rate swap	24,048	0
Total current liabilities	7,997,228	9,085,572
Long-Term Liabilities
Deferred rent payable	20,860	22,044
Subordinated debt - related party	0	1,477,760
Long-term debt, less current portion	10,570,928	8,020,435
Deferred income taxes, net	451,662	387,487
Total long-term liabilities	11,043,450	9,907,726
Total liabilities	19,040,678	18,993,298
Commitments and Contingencies
Stockholders' Equity
Common and preferred stock. $.005 par value Authorized: 100,000,000 common shares and 10,000,000 preferred shares Issued: 31,928,894 common shares and -0- preferred shares Treasury Stock: 103,600 common shares Issued and outstanding: 31,825,294 and 21,778,866 common shares, and -0- preferred shares each, at December 31, 2012 and December 31, 2011, respectively	159,127	108,894
Additional paid-in-capital	9,864,363	6,112,674
Accumulated deficit	(3,202,337)	(3,117,267)
Accumulated other comprehensive income	(4,805)	23,073
Total stockholders' equity	6,816,348	3,127,374
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 25,857,026	$ 22,120,672